Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Operating Revenues	$ 12,609	$ 7,343	$ 8,928
EXPENSES:
Commissions	(1,166)	(80)	(107)
Voyage expenses	(1,640)	(1,006)	(158)
Vessel operating expenses	(6,523)	(4,598)	(3,266)
Costs of coal processing and other related coal costs	(3,035)	(75)
Selling, general and administrative expenses	(43,547)	(81,893)	(8,249)
Depreciation, depletion and amortization expense	(4,656)	(2,860)	(6,564)
Impairment losses	(9,243)		(7,054)
	(69,810)	(90,512)	(25,398)
Operating loss from continuing operations	(57,201)	(83,169)	(16,470)
OTHER (EXPENSES) / INCOME, NET:
Interest and finance expense	(5,914)	(62,670)	(86,549)
Loss on extinguishment of liabilities			(293,109)
Loss on sale and leaseback transaction	(1,150)
Interest income	65
Change in fair value of financial instruments	(4,749)	(220)
Other income / (expense), net	860	47	(3,528)
Total other expenses, net	(10,888)	(62,843)	(383,186)
Loss before loss from Investments in Joint Ventures	(68,089)	(146,012)	(399,656)
Loss from investments in Joint Ventures	(192)	(790)	(2,469)
Loss from continuing operations	(68,281)	(146,802)	(402,125)
Income / (Loss) from discontinued operations	2,934	(11,422)	(1,800)
Net loss	(65,347)	(158,224)	(403,925)
Net loss / (income) attributable to the noncontrolling interest	176	(8)	1,363
Net loss attributable to NewLead Holdings Ltd.	(65,171)	(158,232)	(402,562)
Guaranteed dividends for preference shares	(35,052)
Net loss attributable to NewLead Holdings' Common Shareholders	(100,223)	(158,232)	(402,562)
Continuing operations (in Dollars per share)	$ (1.34)	$ (276,463.00)	$ (2,792,535.00)
Discontinued operations (in Dollars per share)	$ 0.04	$ (21,510.00)	$ (12,500.00)
Total (in Dollars per share)	$ (1.30)	$ (297,973.00)	$ (2,805,035.00)
Basic and diluted (in Shares)	76,995,691	531	144
Shipping [Member]
REVENUES:
Operating Revenues	12,077	7,140	8,928
Coal Washing [Member]
REVENUES:
Operating Revenues	$ 532	$ 203